SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of investments measured at fair value) (Details) - USD ($)	Jul. 31, 2016	Jul. 31, 2015
First Eagle Global CL I [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 296,220	$ 271,462
Parnasus Core Equity Investor CL [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 398,379	305,626
Investment Three [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		$ 271,076